Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes
6. Convertible notes
In March 2020, the Company issued convertible notes to certain existing investors of the Company for cash. The principal amount of the convertible notes was $5,000 in the aggregate with a fixed accrued interest rate of 4% per annum. The convertible notes were either due on or after December 31, 2020, or upon a change of control of the Company, unless earlier converted. No principal or interest was payable prior to maturity as the convertible notes and any accrued interest would automatically convert upon a qualified financing event at a conversion price equal to 85% of the price per share of the qualified financing. Holders also had the option to convert their notes to shares of Series B redeemable convertible stock at a conversion price equal to $4.2926 per share on the maturity date or upon a change of control of the Company, if no qualified financing occurred prior to such date.
Due to certain embedded features within the convertible notes, the Company elected to account for the convertible notes under the fair value option.
In April and May 2020, the Company issued additional convertible notes to certain existing investors of the Company for cash. The principal amount of the convertible notes was $602 in the aggregate with the same terms as the convertible notes issued in March 2020.
In October 2020, the outstanding principal and accrued interest of $134, were automatically converted into 11,404,246 shares of the Company’s Series C redeemable convertible preferred stock in connection with the closing of the Company’s Series C redeemable convertible preferred stock financing (see Note 7) at a conversion price of $0.5030 per share, which was 85% of the $0.5918 original issuance price of the Series C redeemable convertible preferred stock.

4. Convertible notes
In March, April, and May 2020, the Company issued convertible notes to certain existing investors of the Company for cash. The principal amount of the convertible notes was $5,602 in the aggregate with a fixed accrued interest rate of 4% per annum. The convertible notes were either due on or after December 31, 2020 or upon a change of control of the Company, unless earlier converted. No principal or interest was payable prior to maturity as the convertible notes and any accrued interest would automatically convert upon a qualified financing event at a conversion price equal to 85% of the price per share of the qualified financing. Holders also had the option to convert their notes to shares of Series B redeemable convertible stock at a conversion price equal to $4.2926 per share on the maturity date or upon a change of control of the Company, if no qualified financing occurred prior to such date.
Due to certain embedded features within the convertible notes, the Company elected to account for the convertible notes under the fair value option.
The following table provides the changes in the fair value of the convertible notes for the year ended December 31, 2020.

Issuance of convertible note s	$5,539
Change in fair value of convertible notes	1,210
Conversion into Series C redeemable convertible preferred stock	(6,749)

Balance as of December 31, 2020	$—
In October 2020, the outstanding principal, and accrued interest of $134, were automatically converted into 11,404,246 shares of the Company’s Series C redeemable convertible preferred stock in connection with the closing of the Company’s Series C redeemable convertible preferred stock financing (see Note 5) at a conversion price of $0.5030 per share, which was 85% of the $0.5918 original issuance price of the Series C redeemable convertible preferred stock.